Equity - Schedule of changes in warrants outstanding (Details) - Warrants [Member]	12 Months Ended
	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance | Share	3,573,727	1,250,000
Number of other equity instruments issued | Share		2,323,727
Number of other equity instruments outstanding, ending balance | Share	3,573,727	3,573,727
Weighted average exercise price of other equity instruments outstanding at beginning of period | $ / shares	$ 22.92	$ 13.25
Weighted average exercise price of other equity instruments issued | $ / shares		28.13
Weighted average exercise price of other equity instruments outstanding at end of period | $ / shares		$ 22.92